DECHERT PRICE & RHOADS
                              1775 EYE STREET,N.W.
                              WASHINGTON, DC 20006




                                 April 28, 2000

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re:      Northstar Galaxy Trust
                  File Nos. 033-73140 and 811-08220

Dear Sir or Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended ("1933 Act"), we hereby certify on behalf of Northstar Galaxy Trust (to be renamed Pilgrim Variable Product Trust), a registered management investment company (the "Trust"), that the form of Prospectus and Statement of Additional Information of the Trust that would have been filed under Rule 497(c) under the 1933 Act does not differ from that contained in the Trust's Post-Effective Amendment No. 17 on Form N-1A which was filed electronically with the Securities and Exchange Commission on April 27, 2000.

         If you have any questions about this filing, please feel free to contact Karen A. Anderberg at (202) 261-3384 or the undersigned at (202) 261-3336.

                                    Sincerely,

                                    /s/ John H. Lively

                                    -------------------------
                                    John H. Lively